COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
Rental expenses	¥ 10,931,713	¥ 7,306,686	¥ 4,896,922
Future minimum lease commitments
2020	11,817,396
2021	11,278,557
2022	10,131,766
2023	10,131,766
2024	¥ 10,131,766